INVENTORY (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Write-downs To Cost Of Sales For Impairmen Of Inventory	$ 1.1	$ 0.1
Inventory Expensed To Cost Of Sales	$ 17.6	$ 6.3